Note 22 (Tables)	12 Months Ended
Dec. 31, 2023
Financial liabilities at amortised cost [Abstract]
Financial liabilities at amortised cost [Table Text Block]
The breakdown of the balance under these headings in the consolidated balance sheets is as follows:

Financial liabilities measured at amortized cost (Millions of Euros)
	2023	2022 ⁽¹⁾	2021
Deposits	473,835	459,662	416,947
Deposits from central banks	20,309	38,323	47,351
Demand deposits	159	205	8
Time deposits and other	12,203	33,534	41,790
Repurchase agreement	7,947	4,584	5,553
Deposits from credit institutions	40,039	26,935	19,834
Demand deposits	6,629	11,434	7,601
Time deposits and other	12,871	11,787	8,599
Repurchase agreement	20,539	3,714	3,634
Customer deposits	413,487	394,404	349,761
Demand deposits	317,543	316,082	293,015
Time deposits and other	91,740	76,063	55,479
Repurchase agreement	4,204	2,259	1,267
Debt certificates issued	68,707	55,429	55,763
Other financial liabilities	15,046	14,081	15,183
Total	557,589	529,172	487,893
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).

Deposits from banks [Table Text Block]
The breakdown by geographical area and the nature of the related instruments of this heading in the consolidated balance sheets is as follows:

Deposits from credit institutions (Millions of Euros)
	Demand deposits	Time deposits and other (1)	Repurchase agreements	Total
December 2023
Spain	1,252	2,434	899	4,585
Mexico	789	642	—	1,431
Turkey	16	535	37	587
South America	416	2,242	—	2,659
Rest of Europe	3,011	2,742	19,344	25,097
Rest of the world	1,145	4,277	259	5,681
Total	6,629	12,871	20,539	40,039
December 2022
Spain	1,215	1,429	67	2,709
Mexico	855	732	—	1,587
Turkey	10	633	29	672
South America	844	2,251	—	3,095
Rest of Europe	3,613	2,944	1,669	8,226
Rest of the world	4,897	3,797	1,949	10,645
Total	11,434	11,787	3,714	26,935
December 2021
Spain	1,671	375	—	2,047
Mexico	444	558	—	1,002
Turkey	83	672	37	792
South America	532	1,225	—	1,757
Rest of Europe	1,841	3,110	2,549	7,500
Rest of the world	3,030	2,657	1,048	6,736
Total	7,601	8,599	3,634	19,834
(1) Subordinated deposits are included amounting to €35, €24 and €14 million as of December 31, 2023, 2022 and 2021, respectively.

Customer Deposits [Table Text Block]
The breakdown by geographical area of this heading in the consolidated balance sheets, by type of instrument is as follows:

Customer deposits (Millions of Euros)
	Demand deposits	Time deposits and other	Repurchase agreements	Total
December 2023
Spain	179,825	17,952	4	197,780
Mexico	76,122	15,067	1,638	92,828
Turkey	20,423	21,485	1,331	43,239
South America	26,888	17,349	—	44,237
Rest of Europe	12,863	16,257	1,231	30,350
Rest of the world	1,422	3,630	—	5,052
Total	317,543	91,740	4,204	413,487
December 2022 ⁽¹⁾
Spain	188,803	13,937	2	202,742
Mexico	64,671	12,916	630	78,217
Turkey	22,117	17,254	747	40,118
South America	27,083	14,505	—	41,587
Rest of Europe	11,670	14,224	880	26,774
Rest of the world	1,737	3,228	—	4,965
Total	316,082	76,063	2,259	394,404
December 2021
Spain	181,565	10,407	2	191,974
Mexico	53,359	10,383	505	64,247
Turkey	19,725	13,644	6	33,376
South America	28,039	9,822	—	37,861
Rest of Europe	8,933	9,546	754	19,234
Rest of the world	1,393	1,677	—	3,070
Total	293,015	55,479	1,267	349,761
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).

Deposits from debt certificates [Table Text Block]
The breakdown of the balance under this heading, by type of financial instrument and by currency, is as follows:

Debt certificates issued (Millions of Euros)
	2023	2022	2021
In Euros	44,622	35,611	36,289
Promissory bills and notes	5,416	1,079	319
Non-convertible bonds and debentures	16,256	16,979	15,712
Covered bonds	6,734	7,665	9,930
Hybrid financial instruments (1)	800	959	366
Securitization bonds	2,168	2,501	2,302
Wholesale funding	6,182	139	438
Subordinated liabilities	7,066	6,289	7,221
Convertible perpetual certificates	3,000	3,000	3,500
Other non-convertible subordinated liabilities	4,066	3,289	3,721
In foreign currencies	24,086	19,819	19,475
Promissory bills and notes	336	351	579
Non-convertible bonds and debentures	8,684	9,323	7,885
Covered bonds	99	114	178
Hybrid financial instruments (1)	4,722	3,724	2,843
Securitization bonds	—	—	4
Wholesale funding	1,479	111	412
Subordinated liabilities	8,766	6,196	7,574
Convertible perpetual certificates	2,715	1,876	1,771
Other non-convertible subordinated liabilities	6,051	4,320	5,803
Total	68,707	55,429	55,763
(1) Corresponds to structured note issuances with embedded derivatives that have been segregated according to IFRS 9.

Memorandum item subordinated liabilities at amortized cost [Table Text Block]
The breakdown of this heading in the consolidated balance sheets is as follows:

Memorandum item: Subordinated liabilities at amortized cost (Millions of Euros)
	2023	2022	2021
Subordinated deposits	35	24	14
Subordinated certificates	15,832	12,485	14,794
Compound convertible financial instruments	5,715	4,876	5,271
Other non-convertible subordinated liabilities	10,117	7,609	9,523
Total	15,867	12,509	14,808

Other Financial Liabilities [Table Text Block]
The breakdown of the balance under this heading in the consolidated balance sheets is as follows:

Other financial liabilities (Millions of Euros)
	2023	2022 ⁽¹⁾	2021
Lease liabilities (2)	1,507	1,398	2,560
Creditors for other financial liabilities	3,439	3,584	2,657
Collection accounts	3,642	3,426	3,839
Creditors for other payment obligations	6,458	5,673	6,127
Total	15,046	14,081	15,183
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
(2) The variation in 2022 corresponds mainly to the closing of the transaction with Merlin Properties for which 100% of the shares of Tree Inversiones Inmobiliarias, SOCIMI, S.A. were acquired by BBVA Group (see Note 17).

Maturity of future payment obligations [Table Text Block]
A breakdown of the maturity of the lease liabilities, due after December 31, 2023 is provided below:

Maturity of future payment obligations (Millions of Euros)
	Up to 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Leases	236	264	182	824	1,507